                        [KEYNOTE SERIES ACCOUNT LOGO]

                       ---------------------------------

                          MONY LIFE INSURANCE COMPANY
                       ---------------------------------

                               SEMI-ANNUAL REPORT

                                 JUNE 30, 1999

THIS REPORT IS NOT TO BE CONSTRUED AS AN OFFERING FOR SALE OF ANY CONTRACTS PARTICIPATING IN THE KEYNOTE SERIES ACCOUNT, OR AS A SOLICITATION AS AN OFFER TO BUY ANY CONTRACTS UNLESS PRECEDED BY OR ACCOMPANIED BY A CURRENT PROSPECTUS WHICH CONTAINS THE COMPLETE INFORMATION OF CHARGES AND EXPENSES.

                             MONY SERIES FUND, INC.

Dear Shareholders,

     The big story for the financial markets in the second quarter was the ongoing process of global recovery from last fall's crisis. The world is slowly getting better, not in all areas and not all at the same pace, but things are moving in the right direction. The major contributor to the healing process has been accommodative monetary policies by central banks which lowered interest rates. The U.S. continues as the locomotive of growth, but Southeast Asia and Latin American are beginning to recover and should also help. Europe is showing mixed results and Japan is just beginning to restructure, but both areas could improve over the next year.

     U.S. growth has been very strong led by the consumer, who has been encouraged by the stronger stock market, bigger than expected tax refunds and favorable employment trends in the first quarter. This growth, which has been somewhat stronger than the Federal Reserve and the bond market feel comfortable with, should moderate as the year goes on. Interest rates have risen, as have energy and food prices, reducing discretionary income. Tax refunds and bonus payouts were a first quarter one time event. The Fed, concerned about future inflation, will be actively moving to slow the economy down by raising short term interest rates, effectively rescinding last fall's crisis related easing. This combination should help bring growth back to more acceptable levels.

     As a result of better worldwide economic and financial conditions, corporate profit growth will be stronger. The cyclical sectors in particular should benefit from improvement abroad, even if U.S. growth moderates as expected. This is important for the stock market because the rise in long-term interest rates has materially worsened valuations, which were already rich by historical standards. Although long rates are expected to ease as economic growth moderates, stock valuation models need a healthy corporate profit gain to keep valuations from becoming even more excessive. The stock market has been laboring recently under the weight of economic, interest rate, and profit cross-currents. A correction here is quite possible and would be healthy for the longevity of the bull market. The bond market, on the other hand, has already experienced a significant correction, and at current levels looks relatively attractive. A major market decline in the financial markets is not expected, unless the economy fails to slow, and the Federal Reserve becomes aggressively restrictive both in words and actions.

                                          Sincerely,

                                          /s/ KENNETH M. LEVINE

                                          Kenneth M. Levine
                                          Chairman

                             KEYNOTE SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

                                                                      IVA SUBACCOUNT
                                                          ---------------------------------------
                                                                            NON-TAX      VARIABLE
                                                          TAX QUALIFIED    QUALIFIED     PAYOUTS
                                                          -------------    ---------     --------
ASSETS
Investments at cost (Note 4)............................   $12,043,960     $2,901,951    $79,678
                                                           ===========     ==========    =======
     Investments in MONY Series Fund, Inc. at net asset
       value (Note 2)...................................   $14,842,342     $3,352,522    $75,047
     Amount due from MONY...............................             0              0      2,234
     Amount due from MONY Series Fund, Inc..............         6,303              0          0
                                                           -----------     ----------    -------
Total assets............................................    14,848,645      3,352,522     77,281
                                                           -----------     ----------    -------
                      LIABILITIES
Amount due to MONY......................................         6,303              0          0
Amount due to MONY Series Fund, Inc.....................             0              0      2,234
                                                           -----------     ----------    -------
Net assets..............................................   $14,842,342     $3,352,522    $75,047
                                                           ===========     ==========    =======

Net assets consist of:
     Contractholders' net payments......................   $(2,622,773)    $ (528,614)   $39,565
     Undistributed net investment income................     9,324,204      2,059,455     24,625
     Accumulated net realized gain on investments.......     5,342,529      1,371,110     15,488
     Unrealized appreciation (depreciation) of
       investments......................................     2,798,382        450,571     (4,631)
                                                           -----------     ----------    -------
Net assets..............................................   $14,842,342     $3,352,522    $75,047
                                                           ===========     ==========    =======
Number of units outstanding*............................        97,711         23,612        504
                                                           -----------     ----------    -------
Net asset value per unit outstanding*...................   $    151.90     $   141.99    $149.00
                                                           ===========     ==========    =======
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                             KEYNOTE SERIES ACCOUNT

STATEMENTS OF OPERATIONS For the six months ended June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

                                                                       IVA SUBACCOUNT
                                                           --------------------------------------
                                                                             NON-TAX     VARIABLE
                                                           TAX-QUALIFIED    QUALIFIED    PAYOUTS
                                                           -------------    ---------    --------
Dividend income..........................................   $ 2,484,126     $ 563,919    $10,024
Mortality and expense risk charges (Note 3)..............       (72,163)      (16,338)         0
                                                            -----------     ---------    -------
Net investment income....................................     2,411,963       547,581     10,024
                                                            -----------     ---------    -------
Realized and unrealized gain (loss) on investments (Note
  2):
  Proceeds from sales....................................       920,082       310,138     10,418
  Cost of shares sold....................................      (448,315)     (168,505)    (9,126)
                                                            -----------     ---------    -------
Net realized gain on investments.........................       471,767       141,633      1,292
Net decrease in unrealized appreciation of investments...    (1,209,279)     (316,346)    (6,887)
                                                            -----------     ---------    -------
Net realized and unrealized loss on investments..........      (737,512)     (174,713)    (5,595)
                                                            -----------     ---------    -------
Net increase in net assets resulting from operations.....   $ 1,674,451     $ 372,868    $ 4,429
                                                            ===========     =========    =======

                       See notes to financial statements.

                             KEYNOTE SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   IVA SUBACCOUNT
                              ----------------------------------------------------------------------------------------
                                          TAX                          NON-TAX                      VARIABLE
                                       QUALIFIED                      QUALIFIED                      PAYOUTS
                              ----------------------------   ---------------------------   ---------------------------
                               FOR THE SIX      FOR THE      FOR THE SIX      FOR THE      FOR THE SIX      FOR THE
                              MONTHS ENDED     YEAR ENDED    MONTHS ENDED    YEAR ENDED    MONTHS ENDED    YEAR ENDED
                                JUNE 30,      DECEMBER 31,     JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                  1999            1998           1999           1998           1999           1998
                              -------------   ------------   ------------   ------------   ------------   ------------
                               (UNAUDITED)                   (UNAUDITED)                   (UNAUDITED)
FROM OPERATIONS:
     Net investment
       income...............   $ 2,411,963    $ 2,190,431     $  547,581     $  499,205      $ 10,024      $   2,904
     Net realized gain
       (loss) on
       investments..........       471,767      1,139,997        141,633        554,084         1,292           (573)
     Net increase (decrease)
       in unrealized
       appreciation of
       investments..........    (1,209,279)    (1,780,657)      (316,346)      (663,529)       (6,887)         2,156
                               -----------    -----------     ----------     ----------      --------      ---------
Net increase in net assets
  resulting from
  operations................     1,674,451      1,549,771        372,868        389,760         4,429          4,487
                               -----------    -----------     ----------     ----------      --------      ---------
FROM UNIT TRANSACTIONS:
     Net proceeds from the
       issuance of units....       146,987        248,720          4,474         14,437        47,427        107,936
     Net asset value of
       units redeemed or
       used to meet contract
       obligations..........      (846,856)    (2,342,032)      (293,781)      (688,766)      (10,416)      (117,218)
                               -----------    -----------     ----------     ----------      --------      ---------
Net increase (decrease) from
  unit transactions.........      (699,869)    (2,093,312)      (289,307)      (674,329)       37,011         (9,282)
                               -----------    -----------     ----------     ----------      --------      ---------
Net increase (decrease) in
  net assets................       974,582       (543,541)        83,561       (284,569)       41,440         (4,795)
Net assets beginning of
  period....................    13,867,760     14,411,301      3,268,961      3,553,530        33,607         38,402
                               -----------    -----------     ----------     ----------      --------      ---------
Net assets end of period*...   $14,842,342    $13,867,760     $3,352,522     $3,268,961      $ 75,047      $  33,607
                               ===========    ===========     ==========     ==========      ========      =========
Units outstanding beginning
  of period.................       102,567        118,885         25,866         31,362           255            328
Units issued during the
  period....................           521          1,838             34             89           324            883
Units redeemed during the
  period....................        (5,377)       (18,156)        (2,288)        (5,585)          (75)          (956)
                               -----------    -----------     ----------     ----------      --------      ---------
Units outstanding end of
  period....................        97,711        102,567         23,612         25,866           504            255
                               ===========    ===========     ==========     ==========      ========      =========
* Includes undistributed net
  investment income of:        $ 9,324,204    $ 6,912,241     $2,059,455     $1,511,874      $ 24,625      $  14,601

                       See notes to financial statements.

                             KEYNOTE SERIES ACCOUNT

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND BUSINESS:

     Keynote Series Account ("Keynote") is a separate investment account established on December 16, 1987 by MONY Life Insurance Company ("MONY"), under the laws of the State of New York.

     Keynote operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Keynote holds assets that are segregated from all of MONY's other assets and, at present, is used as a funding vehicle for retirement plans maintained by state educational organizations and certain other organizations to purchase tax-deferred annuities for their employees ("Group Plans") and as a funding vehicle for annuities purchased by individuals, principally for retirement purposes ("Individual Plans"). MONY is the legal owner of the assets in Keynote. This report contains information related to Individual Plans only.

     There is one separate account which consists of three subaccounts, two of which are available to Individual Plans. They all invest soley in the Equity Income Portfolio (the "Portfolio") of the MONY Series Fund, Inc. (the "Fund"). The Fund is registered under the 1940 Act as an open end, diversified, management investment company.

     The financial statements of the Portfolio, including the portfolio of investments, are contained on pages hereinafter of this report and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

  A. Investment Valuation:

     The investment in shares of the Fund's Portfolio is stated at net asset value. The Fund's Portfolio net asset value is based upon market valuations of the securities held.

  B. Taxes

     The operations of Keynote form a part of, and are taxed with, the operations of MONY. MONY does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized capital gains attributed to Keynote. Based upon this expectation, no charges are currently being deducted from Keynote for federal income tax purposes.

3. RELATED PARTY TRANSACTIONS

     Because Keynote purchases shares of the Fund's Portfolio, the net assets of Keynote reflect the Portfolio's investment management fee charged by MONY Life Insurance Company of America (a wholly-owned subsidiary of MONY), the investment adviser, which provides investment advice and related services for each of the Fund's portfolios.

     Daily charges against Keynote for mortality and expense risks assumed by MONY are computed at an annual rate of 1.0% of the average daily net assets of the IVA Tax Qualified and Non-Tax Qualified subaccounts and no charges are made against the IVA Variable Payouts subaccount.

                             KEYNOTE SERIES ACCOUNT

4. INVESTMENTS

     Investments in the Equity Income Portfolio of the MONY Series Fund, Inc. at cost, at June 30, 1999 consist of the following:

                                                                     IVA SUBACCOUNT
                                                        -----------------------------------------
                                                            TAX         NON-TAX        VARIABLE
                                                         QUALIFIED     QUALIFIED       PAYOUTS
                                                        -----------    ----------    ------------
Shares beginning of period:
     Shares...........................................      534,403       125,970        1,295
     Amount...........................................  $ 9,860,099    $2,502,044      $31,351
                                                        -----------    ----------      -------
Share acquired:
     Shares...........................................        5,464           174        1,745
     Amount...........................................  $   148,050    $    4,493      $47,429
Shares received for reinvestment of dividends:
     Shares...........................................      101,892        23,130          411
     Amount...........................................  $ 2,484,126    $  563,919      $10,024
Shares redeemed:
     Shares...........................................      (35,207)      (12,270)        (384)
     Amount...........................................  $  (448,315)   $ (168,505)     $(9,126)
                                                        -----------    ----------      -------
Net change:
     Shares...........................................       72,149        11,034        1,772
     Amount...........................................  $ 2,183,861    $  399,907      $48,327
                                                        -----------    ----------      -------
Shares end of period:
     Shares...........................................      606,552       137,004        3,067
     Amount...........................................  $12,043,960    $2,901,951      $79,678
                                                        ===========    ==========      =======

                             MONY SERIES FUND, INC.

                            EQUITY INCOME PORTFOLIO

     When the financial crisis hit world markets last year, investors responded by moving into the biggest and best companies. The expectation was that in a hostile and uncertain world the safest place to be was in the most financially secure, most broadly diversified and highest growth stocks. As money poured in, these stocks rose at the expense of the rest of the market; and the popular averages which were dominated by the big cap growth names, outperformed everything else.

     Now with the world on the mend, and the outlook for corporate profits improving, the market has begun to broaden out. During the second quarter this has resulted in increased investor interest in economy sensitive stocks and in mid cap and some smaller cap names. Many of these stocks went through their own bear market last year, declining while the popular averages rose. This year may see the reverse of the past several years pattern -- the big cap dominated averages underperform the average stock.

     The Equity Income Fund has a substantial emphasis on the economy sensitive sectors. Cyclicals -- basic materials, capital spending related and energy stocks -- moved up during the quarter, but still represent value. They are relatively underowned, went through bear market size declines last year and should experience an improving earnings outlook. They suffered the most from the crisis and should benefit the most from the ending of the crisis and the beginning of economic and financial recovery.

                             MONY SERIES FUND, INC.
                            EQUITY INCOME PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                           JUNE 30, 1999 (UNAUDITED)


                                                           VALUE
DESCRIPTION                             SHARES           (NOTE 2)
-----------------------------------------------------------------
COMMON STOCK -- 98.5%
-----------------------------------------------------------------
AEROSPACE/DEFENSE -- 2.3%
  Northrop Grumman Corp.                     3,000    $   198,938
  United Technologies Corp.                  4,000        286,750
                                                      -----------
                                                          485,688
                                                      -----------
AUTOMOBILES -- 2.2%
  Ford Motor Co.                             4,500        253,969
  General Motors Corp.                       3,000        198,000
                                                      -----------
                                                          451,969
                                                      -----------
AUTOMOTIVE PARTS -- 2.2%
  Dana Corp.                                 4,000        184,250
  Delphi Automotive Systems Corp.            2,100         38,981
  Eaton Corp.                                2,500        230,000
                                                      -----------
                                                          453,231
                                                      -----------
BANKS/MAJOR -- 5.8%
  Bank of New York, Inc.                     6,000        220,125
  BankAmerica Corp.                          4,300        315,244
  Chase Manhattan Corp.                      3,700        320,512
  Citigroup Inc.                             7,200        342,000
                                                      -----------
                                                        1,197,881
                                                      -----------
BANKS/REGIONAL -- 3.8%
  BankBoston Corp.                           4,000        204,500
  Fleet Financial Group, Inc.                3,600        159,750
  Mellon Bank Corp.                          6,000        218,250
  Wells Fargo & Co.                          5,000        213,750
                                                      -----------
                                                          796,250
                                                      -----------
CHEMICALS -- 3.3%
  Dow Chemical Co.                           2,200        279,125
  DuPont (E.I.) de Nemours & Co.             3,500        239,094
  Rohm & Haas Co.                            4,000        171,500
                                                      -----------
                                                          689,719
                                                      -----------
CONGLOMERATES -- 5.1%
  Honeywell Inc.                             2,700        312,863
  Minnesota Mining & Manufacturing Co.       2,200        191,262
  Textron, Inc.                              2,500        205,781
  Tyco Int'l Ltd.                            3,500        331,625
                                                      -----------
                                                        1,041,531
                                                      -----------
CONTAINERS AND PACKAGING -- 0.9%
  Temple-Inland, Inc.                        2,800        191,100
                                                      -----------
COSMETICS -- 1.9%
  Avon Products, Inc.                        7,000        388,500
                                                      -----------
DRUGS -- 7.7%
  American Home Products Corp.               5,000        287,500
  Baxter International, Inc.                 4,000        242,500
  Bristol-Myers Squibb Co.                   4,400        309,925
  Merck & Co., Inc.                          2,500        185,000
  Pharmacia & UpJohn, Inc.                   4,000        227,250
  SmithKline Beecham, PLC, ADR               4,000        264,250
  Warner Lambert Co.                         1,000         69,375
                                                      -----------
                                                        1,585,800
                                                      -----------
ELECTRICAL EQUIPMENT -- 4.2%
  Emerson Electric Co.                       4,000        251,500
  General Electric Co.                       5,500        621,500
                                                      -----------
                                                          873,000
                                                      -----------
ELECTRONICS -- 0.5%
  Thomas & Betts Corp.                       2,000         94,500
                                                      -----------
FINANCIAL SERVICES -- 1.4%
  Morgan (JP) & Co. Inc.                     2,000        281,000
                                                      -----------
FOREST PRODUCT -- 1.2%
  Weyerhaeuser Co.                           3,500        240,625
                                                      -----------
INSURANCE -- 4.3%
  Chubb Corp.                                2,500        173,750
  CIGNA Corp.                                4,500        400,500
  Lincoln National Corp.                     6,000        313,875
                                                      -----------
                                                          888,125
                                                      -----------
MACHINERY -- 2.2%
  Caterpillar Inc.                           4,300        258,000
  Deere & Co.                                5,000        198,125
                                                      -----------
                                                          456,125
                                                      -----------
METALS -- 1.7%
  ALCOA Inc.                                 3,300        204,188
  Phelps-Dodge Corp.                         2,500        154,844
                                                      -----------
                                                          359,032
                                                      -----------
NATURAL GAS -- 4.1%
  Consolidated Natural Gas Co.               4,500        273,375
  El Paso Energy Corp.                       6,800        239,275
  Enron Corp.                                4,000        327,000
                                                      -----------
                                                          839,650
                                                      -----------
OFFICE & BUSINESS EQUIPMENT -- 3.3%
  Pitney-Bowes, Inc.                         4,500        289,125
  Xerox Corp.                                6,500        383,906
                                                      -----------
                                                          673,031
                                                      -----------
OIL -- DOMESTIC -- 2.2%
  BP Amoco, PLC Sponsored ADR                2,500        271,250
  Atlantic Richfield Co.                     2,200        183,838
                                                      -----------
                                                          455,088
                                                      -----------
OIL -- INTERNATIONAL -- 4.8%
  Chevron Corp.                              2,200        209,413
  Exxon Corp.                                4,000        308,500
  Mobil Corp.                                3,000        297,000
  Texaco, Inc.                               3,000        187,500
                                                      -----------
                                                        1,002,413
                                                      -----------
OIL -- SERVICES & DRILLING -- 5.9%
  Baker Hughes Inc.                          5,500        184,250
  Diamond Offshore Drilling Inc.             5,500        156,063
  Halliburton Holdings Co.                   5,000        226,250
  Schlumberger LTD                           3,500        222,906
  Williams (The) Companies, Inc.            10,000        425,625
                                                      -----------
                                                        1,215,094
                                                      -----------
PAPER & PAPER PRODUCTS -- 4.8%
  Bowater, Inc.                              4,000        189,000
  Georgia-Pacific Group                      7,000        331,625
  International Paper Co.                    9,500        479,750
                                                      -----------
                                                        1,000,375
                                                      -----------
PUBLISHING -- 1.4%
  McGraw-Hill Companies, Inc.                5,500        296,656
                                                      -----------

                       See notes to financial statements.

                             MONY SERIES FUND, INC.
                            EQUITY INCOME PORTFOLIO
                    PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                           JUNE 30, 1999 (UNAUDITED)

                                                           VALUE
DESCRIPTION                             SHARES           (NOTE 2)
-----------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 2.6%
  Avalon Bay Communities, Inc.               2,500    $    92,500
  Boston Properties Inc.                     3,000        107,625
  Crescent Real Estate Equities Trust        5,000        118,750
  Equity Office Properties Trust             4,500        115,313
  Equity Residential Properties Trust        2,500        112,656
                                                      -----------
                                                          546,844
                                                      -----------
SOAPS -- 0.9%
  Colgate-Palmolive Co.                      2,000        197,500
                                                      -----------
TOBACCO -- 0.6%
  Philip Morris Companies, Inc.              3,000        120,563
                                                      -----------
U.S. GOVERNMENT AGENCIES -- 0.8%
  Federal National Mortgage Assn.            2,500        170,938
                                                      -----------
UTILITIES -- ELECTRIC -- 3.8%
  CMS Energy Corp.                           3,000        125,625
  Carolina Power & Light Co.                 4,000        171,250
  Duke Energy Corp.                          4,000        217,500
  Edison Int'l                               6,000        160,500
  FPL Group, Inc.                            2,000        109,250
                                                      -----------
                                                          784,125
                                                      -----------
UTILITIES -- TELEPHONE -- 12.6%
  AT&T Corp.                                 6,200        346,034
  Ameritech Corp.                            4,500        330,750
  Bell Atlantic Corp.                        4,500        294,188
  Bellsouth Corp.                            6,000        281,250
  Frontier Corp.                             4,500        265,500
  GTE Corp.                                  4,000        303,000
  SBC Communications, Inc.                   5,800        336,400
  Sprint Corp. "FON"                         4,000        211,250
  US West Inc.                               4,000        235,000
                                                      -----------
                                                        2,603,372
                                                      -----------

TOTAL COMMON STOCKS
(COST $12,833,927)                                    $20,379,725
-----------------------------------------------------------------
                                          PRINCIPAL
                                           AMOUNT
                                          --------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.2%
-----------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
  4.98%, due 08/19/99                     $100,000    $    99,322
Federal National Mortgage Assn.,
  4.90%, due 08/16/99                      150,000        149,061
                                                      -----------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(COST $248,383)                                       $   248,383
-----------------------------------------------------------------
TOTAL INVESTMENTS
(COST $13,082,310) -- 99.7%                           $20,628,108
OTHER ASSETS LESS LIABILITIES -- 0.3%                      66,748
-----------------------------------------------------------------
NET ASSETS -- 100.0%                                  $20,694,856
=================================================================

The aggregate cost of securities for Federal income tax purpose at June 30, 1999 is $13,069,083.

    The following amounts are based on costs for Federal income tax purposes:

          Aggregate gross unrealized appreciation    $ 7,617,370
          Aggregate gross unrealized depreciation        (58,345)
                                                     -----------
          Net unrealized appreciation                $ 7,559,025
                                                     ===========

                       See notes to financial statements.
--------------------------------------------------------------------------------
  ADR = American Depository Receipt.
  Percentages are based on net assets.

                             MONY SERIES FUND, INC.

                            EQUITY INCOME PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                           JUNE 30, 1999 (UNAUDITED)

ASSETS
Securities, at value (Note 2)*..............................  $20,628,108
Cash........................................................       73,602
Dividends receivable........................................       30,904
Receivable for fund shares sold.............................        2,271
                                                              -----------
          Total assets......................................   20,734,885
                                                              -----------
LIABILITIES
Payable for fund shares redeemed............................        6,587
Accrued expenses:
     Investment advisory fees...............................        9,320
     Custodian fees.........................................        7,190
     Accounting fees........................................        2,607
     Professional fees......................................       13,556
     Miscellaneous fees.....................................          769
                                                              -----------
          Total liabilities.................................       40,029
                                                              -----------
NET ASSETS..................................................  $20,694,856
                                                              ===========
Net assets consist of:
     Capital stock-$.01 par value...........................  $     8,457
     Additional paid-in capital.............................   11,756,573
     Undistributed net investment income....................      159,192
     Undistributed net realized gain on investments.........    1,224,836
     Net unrealized appreciation of investments.............    7,545,798
                                                              -----------
NET ASSETS..................................................  $20,694,856
                                                              ===========
Shares of capital stock outstanding.........................      845,670
                                                              -----------
Net asset value per share of outstanding capital stock......  $     24.47
                                                              ===========
*Investments at cost........................................  $13,082,310

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                            EQUITY INCOME PORTFOLIO

                            STATEMENT OF OPERATIONS

               FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

INVESTMENT INCOME:
     Interest...............................................  $    6,472
     Dividends..............................................     226,121
                                                              ----------
          Total investment income...........................     232,593
                                                              ----------
EXPENSES:
     Investment advisory fees (Note 3)......................      49,879
     Custodian fees.........................................       4,975
     Accounting fees (Note 3)...............................      13,703
     Professional fees......................................       4,281
     Directors fees.........................................         678
     Miscellaneous fees.....................................         323
                                                              ----------
          Total expenses....................................      73,839
          Expenses reduced by a custodian fee arrangement...        (439)
                                                              ----------
          Net expenses......................................      73,400
                                                              ----------
Net investment income.......................................     159,193
                                                              ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE 2):
     Realized gain from security transactions (excluding
      short-term securities):
          Proceeds from sales...............................   3,980,792
          Less: Cost of securities sold.....................   2,769,184
                                                              ----------
Net realized gain on investments............................   1,211,608
Net increase in unrealized appreciation of investments......   1,067,041
                                                              ----------
Net realized and unrealized gain on investments.............   2,278,649
                                                              ----------
Net increase in net assets resulting from operations........  $2,437,842
                                                              ==========

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                            EQUITY INCOME PORTFOLIO

                       STATEMENT OF CHANGES IN NET ASSETS

                                                              FOR THE SIX       FOR THE
                                                              MONTHS ENDED     YEAR ENDED
                                                                JUNE 30,      DECEMBER 31,
                                                                  1999            1998
                                                              ------------    ------------
                                                              (UNAUDITED)
FROM OPERATIONS:
     Net investment income..................................  $   159,193     $   375,239
     Net realized gain on investments (Note 2)..............    1,211,608       3,086,639
     Net increase (decrease) in unrealized appreciation of
      investments...........................................    1,067,041      (1,030,272)
                                                              -----------     -----------
Net increase in net assets resulting from operations........    2,437,842       2,431,606
                                                              -----------     -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income (Note 4).........................     (365,229)       (632,565)
     Net realized gain from investment transactions (Note
      4)....................................................   (3,095,880)     (2,642,564)
                                                              -----------     -----------
          Total dividends and distributions to
          shareholders......................................   (3,461,109)     (3,275,129)
                                                              -----------     -----------
FROM SHARE TRANSACTIONS:
     Proceeds from the issuance of shares...................      417,265         796,187
     Proceeds from dividends and distributions reinvested...    3,461,109       3,275,129
     Net asset value of shares redeemed.....................   (1,961,738)     (4,147,192)
                                                              -----------     -----------
Net increase (decrease) in net assets resulting from share
  transactions..............................................    1,916,636         (75,876)
                                                              -----------     -----------
Net increase (decrease) in net assets.......................      893,369        (919,399)
Net assets beginning of period..............................   19,801,487      20,720,886
                                                              -----------     -----------
Net assets end of period*...................................  $20,694,856     $19,801,487
                                                              ===========     ===========
Shares issued and redeemed:
     Issued.................................................       15,318          29,633
     Issued in reinvestment of dividends and
      distributions.........................................      141,965         126,845
     Redeemed...............................................      (74,580)       (158,014)
                                                              -----------     -----------
          Net increase (decrease) in outstanding shares.....       82,703          (1,536)
                                                              ===========     ===========
* Including undistributed net investment income of:           $   159,192     $   365,228

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                            EQUITY INCOME PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND BUSINESS

     The Equity Income Portfolio (the "Portfolio") is one of the portfolios offered within the MONY Series Fund, Inc. (the "Fund"). The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as an open end, diversified, management investment company. This registration does not imply any supervision by the Securities and Exchange Commission over the Fund's management. The Equity Income Portfolio is presented here since it is the only portfolio available to the Individual Plans of the Keynote Series Account ("Keynote").

2. SIGNIFICANT ACCOUNTING POLICIES

  A. Portfolio Valuations:

     Short-term securities with 61 days or more to maturity at time of purchase are valued at market through the 61st day prior to maturity, based on quotations obtained from market makers or other appropriate sources; thereafter, any unrealized appreciation or depreciation existing on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term securities with 60 days or less to maturity at time of purchase are valued at amortized cost. The amortized cost of a security is determined by valuing it at original cost and thereafter amortizing any discount or premium at a constant rate until maturity.

     Common stocks traded on national securities exchanges are valued at the last sales price as of the close of the New York Stock Exchange or at the last bid price for over-the-counter securities.

     All other securities, when held by the Portfolio, including any restricted securities, are valued at their fair value as determined in good faith by the Board of Directors. As of June 30, 1999, there were no such securities.

  B. Federal Income Taxes:

     Each portfolio of the Fund is a separate entity for Federal income tax purposes and intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

  C. Security Transactions and Investment Income:

     Security transactions are recorded as of the trade date.

     Dividend income is recorded on the ex-dividend date, income from other investments is accrued as earned.

     Realized gains and losses from investments sold are determined on the basis of identified cost for accounting and Federal income tax purposes.

  D. Other:

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

     Earnings credits received from the custodian are shown as a reduction of total expenses.

                             MONY SERIES FUND, INC.

                            EQUITY INCOME PORTFOLIO

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

3. INVESTMENT ADVISORY FEES AND RELATED PARTY TANSACTIONS

     Under an investment advisory agreement between the Fund and MONY Life Insurance Company of America ("Investment Adviser" or "MONY America"), a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"), the Investment Adviser provides investment advice and related services for the Portfolio, administers the overall day-to-day affairs of the Portfolio, bears all expenses associated with organizing the Fund, the initial registration of its securities, and the compensation of the directors, officers and employees of the Portfolio who are affiliated with the Investment Adviser.

     For these services, the Investment Adviser receives an investment advisory fee. The fee is a daily charge equal to an annual rate of .50% of the first $400,000,000 of the average daily net assets of the Portfolio; .35% of the next $400,000,000 of the average daily net assets of the Portfolio; and .30% of the average daily net assets of the Portfolio in excess of $800,000,000. Prior to October 14, 1997, the fee for the first $400,000,000 was .40% of the aggregate average daily net assets for all of the Fund's portfolios. For the six months ended June 30, 1999, the fees incurred by the Equity Income Portfolio was $49,879. On October 15, 1997, the Investment Adviser began assessing the Fund an accounting fee. This fee is based on an allocation of expenses borne by the Investment Adviser for personnel, facilities and services necessary to calculate the portfolios' daily net asset values. The fee is allocated to the Portfolios at $25,000 per portfolio, per annum, with the excess of the Investment Adviser's expenses allocated to each portfolio daily based on each portfolio's net assets in relation to the total net assets of the Fund.

     The Investment Adviser has a service agreement with MONY to provide it with personnel, services, facilities, supplies and equipment in order to carry out its duties to provide investment management services under the investment advisory agreement. MONY also provides transfer agent services to the Portolio. The Investment Adviser pays MONY for these services.

     Directors' fees incurred for non-affiliated Directors of the Fund for the six months ended June 30, 1999, amounted to $678 for the Equity Income Portfolio.

4. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and net realized capital gains, if any, of the Equity Income Portfolio will normally be declared and reinvested annually in additional full and fractional shares.

     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations which may differ from generally accepted accounting principles.

     At December 31, 1998, the Equity Income Portfolio increased undistributed realized gains by $10,010, and decreased undistributed net investment income by $10,010. These differences are primarily due to return of capital distribution received on investments.

5. CAPITAL STOCK

  A. Authorized Capital Stock:

     The Equity Income Portfolio has 150 million authorized shares of capital stock with a par value of $.01 per share.

                             MONY SERIES FUND, INC.

                            EQUITY INCOME PORTFOLIO

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

5. CAPITAL STOCK (CONTINUED)
  B. Purchases of Portfolio Shares:

     Shares of the Portfolio are sold to MONY America and MONY for allocation to MONY America Variable Account L and MONY Variable Account L to fund benefits under Flexible Premium Variable Life Insurance Contracts, to MONY America Variable Account S and MONY Variable Account S to fund benefits under Variable Life Insurance with Additional Premium Option Contracts; and to MONY America Variable Account A and MONY Variable Account A, to fund benefits under Flexible Payment Variable Annuity Contracts issued by those companies. Shares of the Fund are also sold to MONY for allocation to the Keynote Series Account ("Keynote") to fund benefits under Individual Annuity Plans issued by MONY.

6. PURCHASES AND SALES OF INVESTMENTS

     The aggregate cost of investments purchased and proceeds from sales or maturities, other than short-term investments, for the six months ended June 30, 1999, were $2,502,045 and $3,980,792, respectively.

                             MONY SERIES FUND, INC.

                            EQUITY INCOME PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:

                                      FOR THE SIX
                                      MONTHS ENDED                    FOR THE YEARS ENDED DECEMBER 31,
                                        JUNE 30,     -------------------------------------------------------------------
                                          1999          1998          1997          1996          1995          1994
                                      ------------   -----------   -----------   -----------   -----------   -----------
                                      (UNAUDITED)
Net asset value, beginning of
  period............................  $     25.95    $     27.10   $     23.44   $     19.61   $     15.53   $     16.43
                                      -----------    -----------   -----------   -----------   -----------   -----------
Income from investment operations
  Net investment income.............         0.22           0.78          0.61          0.98          0.69          0.64
  Net gains (losses) on investments
    (both realized and
    unrealized).....................         3.11           2.62          5.96          2.89          4.45         (0.51)
                                      -----------    -----------   -----------   -----------   -----------   -----------
    Total from investment
      operations....................         3.33           3.40          6.57          3.87          5.14          0.13
                                      -----------    -----------   -----------   -----------   -----------   -----------
Less distributions
  Dividends (from net investment
    income).........................        (0.51)         (0.88)        (1.00)        (0.04)        (0.65)        (0.64)
  Distributions (from realized
    capital gains)..................        (4.30)         (3.67)        (1.91)         0.00         (0.41)        (0.39)
                                      -----------    -----------   -----------   -----------   -----------   -----------
    Total distributions.............        (4.81)         (4.55)        (2.91)        (0.04)        (1.06)        (1.03)
                                      -----------    -----------   -----------   -----------   -----------   -----------
Net asset value, end of period......  $     24.47    $     25.95   $     27.10   $     23.44   $     19.61   $     15.53
                                      ===========    ===========   ===========   ===========   ===========   ===========
    Total return....................        12.89%         12.63%        31.26%        19.76%        33.12%         0.78%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period...........  $20,694,856    $19,801,487   $20,720,886   $18,572,347   $18,091,035   $16,204,925
Ratio of net investment income to
  average net assets................         1.60%+         1.88%         2.20%         2.79%         3.54%         3.53%
Ratio of expenses to average net
  assets............................         0.74%+         0.76%         0.59%         0.55%         0.56%         0.48%
Portfolio turnover rate.............        12.71%         27.71%        29.32%        29.37%        26.80%        32.48%

---------------

+ Annualized

                             MONY SERIES FUND, INC.
                                 1740 BROADWAY
                            NEW YORK, NEW YORK 10019

DIRECTORS AND PRINCIPAL OFFICERS
Kenneth M. Levine                              Chairman, President and Director
Joel Davis                                     Director
Michael J. Drabb                               Director
Alan J. Hartnick                               Director
Floyd L. Smith                                 Director
Robert H. Kramer                               Vice President-Compliance
David V. Weigel                                Treasurer
John P. Keller                                 Controller
Frederick C. Tedeschi                          Secretary
INVESTMENT ADVISER
MONY Life Insurance Company of America
1740 Broadway
New York, New York 10019
PRINCIPAL UNDERWRITER AND DISTRIBUTOR
MONY Securities Corporation
1740 Broadway
New York, New York 10019
CUSTODIAN
Chase Manhattan Bank
4 New York Plaza
New York, New York 10004
TRANSFER AGENT
MONY Life Insurance Company
1740 Broadway
New York, New York 10019
INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

   [KEYSTONE SERIES ACCOUNT LOGO]

   MONY LIFE INSURANCE COMPANY
   One MONY Plaza
   PO Box 48-30
   Syracuse, New York 13221

                     MONY Life Insurance Company, New York, NY